UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21624
Allianz Variable Insurance Products Fund of Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN	55416-1297

(Address of principal executive offices)	(Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219-8006

(Name and address of agent for service)
Registrant’s telephone number, including area code 877-833-7113
Date of fiscal year end: December 31
Date of reporting period: March 31, 2010

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Allianz Global Investors Select Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.2%):
96,583	AZL NACM International Growth Fund	$1,012,193
111,113	AZL NFJ International Value Fund*	1,524,467
276,329	AZL OCC Growth Fund	3,034,093
63,066	PIMCO PVIT CommodityRealReturn Strategy Portfolio	507,054
368,760	PIMCO PVIT Total Return Portfolio	4,071,107

Total Affiliated Investment Companies (Cost $9,897,537)		10,148,914

Investment Companies (0.8%):
80,519	Dreyfus Treasury Prime Cash Management, 0.00%(a)	80,519

Total Investment Companies (Cost $80,519)		80,519

Total Investment Securities (Cost $9,978,056)(b)—100.0%		10,229,433
Net other assets (liabilities) — 0.0%		(3,460)

Net Assets — 100.0%		$10,225,973

Percentages indicated are based on net assets as of March 31, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $9,979,376. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$281,702
Unrealized depreciation	(31,645)

Net unrealized appreciation	$250,057

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Moderate Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
6,421,294	AZL Enhanced Bond Index Fund*	$65,368,777
2,260,010	AZL International Index Fund*	30,374,530
1,326,531	AZL Mid Cap Index Fund*	18,916,327
8,650,814	AZL S&P 500 Index Fund, Class 2	69,985,083
1,105,691	AZL Small Cap Stock Index Fund*	9,519,998

Total Affiliated Investment Companies (Cost $178,628,255)		194,164,715

Investment Companies (0.7%):
1,299,160	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,299,160

Total Investment Companies (Cost $1,299,160)		1,299,160

Total Investment Securities (Cost $179,927,415)(b)—100.7%		195,463,875
Net other assets (liabilities) — (0.7)%		(1,300,006)

Net Assets — 100.0%		$194,163,869

Percentages indicated are based on net assets as of March 31, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $179,965,926. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,536,460
Unrealized depreciation	(38,511)

Net unrealized appreciation	$15,497,949

See Notes to Schedule of Portfolio Investments.

Item 1. Schedule of Investments.
ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.1%):
7,331,460	AZL Enhanced Bond Index Fund*	$74,634,260
1,398,195	AZL International Index Fund*	18,791,748
787,279	AZL Mid Cap Index Fund*	11,226,595
4,801,860	AZL S&P 500 Index Fund, Class 2	38,847,047
698,880	AZL Small Cap Stock Index Fund*	6,017,353

Total Affiliated Investment Companies (Cost $138,971,571)		149,517,003

Total Investment Securities (Cost $138,971,571)(a)—100.1%		149,517,003
Net other assets (liabilities) — (0.1)%		(188,068)

Net Assets — 100.0%		$149,328,935

Percentages indicated are based on net assets as of March 31, 2010.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $138,993,650. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,545,431
Unrealized depreciation	(22,078)

Net unrealized appreciation	$10,523,353

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Balanced Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):
1,097,131	AZL AIM International Equity Fund	$15,140,406
2,436,860	AZL BlackRock Capital Appreciation Fund	29,656,590
1,151,832	AZL Columbia Mid Cap Value Fund	8,189,528
706,039	AZL Columbia Small Cap Value Fund	6,643,830
2,768,035	AZL Davis NY Venture Fund	30,476,065
3,414,719	AZL Eaton Vance Large Cap Value Fund	27,351,901
1,354,828	AZL International Index Fund*	18,208,888
3,456,203	AZL JPMorgan U.S. Equity Fund	30,656,523
1,192,057	AZL MFS Investors Trust Fund	15,973,561
623,335	AZL Mid Cap Index Fund*	8,888,761
1,113,121	AZL NFJ International Value Fund*	15,272,026
280,084	AZL OCC Opportunity Fund*	3,366,610
6,625,276	AZL S&P 500 Index Fund, Class 2	53,598,487
1,884,121	AZL Schroder Emerging Markets Equity Fund, Class 2	14,903,396
1,023,707	AZL Small Cap Stock Index Fund*	8,814,120
2,665,311	AZL Strategic Investments Trust*	8,928,791
404,917	AZL Turner Quantitative Small Cap Growth Fund*	3,364,860
1,920,330	AZL Van Kampen Global Real Estate Fund	15,189,814
699,648	AZL Van Kampen Mid Cap Growth Fund*	8,045,950
2,103,682	PIMCO PVIT CommodityRealReturn Strategy Portfolio	16,913,601
1,374,202	PIMCO PVIT Emerging Markets Bond Portfolio	17,878,362
3,874,877	PIMCO PVIT Global Bond Portfolio (Unhedged)	49,520,927
5,175,053	PIMCO PVIT High Yield Portfolio	38,916,395
2,152,628	PIMCO PVIT Real Return Portfolio	27,058,533
14,574,515	PIMCO PVIT Total Return Portfolio	160,902,640

Total Affiliated Investment Companies (Cost $548,928,983)		633,860,565

Investment Companies (0.3%):
1,706,176	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,706,176

Total Investment Companies (Cost $1,706,176)		1,706,176

Total Investment Securities (Cost $550,635,159)(b)—100.2%		635,566,741
Net other assets (liabilities) — (0.2)%		(966,170)

Net Assets — 100.0%		$634,600,571

Percentages indicated are based on net assets as of March 31, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $573,894,829. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$91,632,078
Unrealized depreciation	(29,960,166)

Net unrealized appreciation	$61,671,912

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Conservative Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (101.0%):
28,027	AZL AIM International Equity Fund	$386,779
57,288	AZL BlackRock Capital Appreciation Fund	697,201
28,314	AZL Columbia Mid Cap Value Fund	201,314
17,755	AZL Columbia Small Cap Value Fund	167,077
62,905	AZL Davis NY Venture Fund	692,588
116,338	AZL Eaton Vance Large Cap Value Fund	931,866
33,689	AZL International Index Fund*	452,781
86,582	AZL JPMorgan U.S. Equity Fund	767,986
29,339	AZL MFS Investors Trust Fund	393,137
18,415	AZL Mid Cap Index Fund*	262,598
28,057	AZL NFJ International Value Fund*	384,946
7,055	AZL OCC Opportunity Fund*	84,802
172,584	AZL S&P 500 Index Fund, Class 2	1,396,207
46,750	AZL Schroder Emerging Markets Equity Fund, Class 2	369,792
25,029	AZL Small Cap Stock Index Fund*	215,500
10,062	AZL Turner Quantitative Small Cap Growth Fund*	83,617
44,445	AZL Van Kampen Global Real Estate Fund	351,560
17,462	AZL Van Kampen Mid Cap Growth Fund*	200,813
54,058	PIMCO PVIT CommodityRealReturn Strategy Portfolio	434,625
57,077	PIMCO PVIT Emerging Markets Bond Portfolio	742,567
158,107	PIMCO PVIT Global Bond Portfolio (Unhedged)	2,020,604
129,665	PIMCO PVIT High Yield Portfolio	975,079
120,231	PIMCO PVIT Real Return Portfolio	1,511,299

793,088	PIMCO PVIT Total Return Portfolio	8,755,691

Total Affiliated Investment Companies (Cost $21,953,890)		22,480,429

Total Investment Securities (Cost $21,953,890)(a)—101.0%		22,480,429
Net other assets (liabilities) — (1.0)%		(214,696)

Net Assets — 100.0%		$22,265,733

Percentages indicated are based on net assets as of March 31, 2010.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $21,972,261. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$584,203
Unrealized depreciation	(76,035)

Net unrealized appreciation	$508,168

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Growth Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (100.0%):
2,361,742	AZL AIM International Equity Fund	$32,592,039
5,622,161	AZL BlackRock Capital Appreciation Fund	68,421,702
2,600,347	AZL Columbia Mid Cap Value Fund	18,488,464
1,839,754	AZL Columbia Small Cap Value Fund	17,312,088
6,299,791	AZL Davis NY Venture Fund	69,360,701
7,575,444	AZL Eaton Vance Large Cap Value Fund	60,679,310
2,501,663	AZL International Index Fund*	33,622,351
7,709,727	AZL JPMorgan U.S. Equity Fund	68,385,275
2,480,911	AZL MFS Investors Trust Fund	33,244,203
1,248,911	AZL Mid Cap Index Fund*	17,809,464
2,382,055	AZL NFJ International Value Fund*	32,681,792
716,430	AZL OCC Opportunity Fund*	8,611,485
10,667,214	AZL S&P 500 Index Fund, Class 2	86,297,760
4,359,021	AZL Schroder Emerging Markets Equity Fund, Class 2	34,479,856
2,052,259	AZL Small Cap Stock Index Fund*	17,669,952
4,943,429	AZL Strategic Investments Trust*	16,560,488
1,056,011	AZL Turner Quantitative Small Cap Growth Fund*	8,775,450
3,946,730	AZL Van Kampen Global Real Estate Fund	31,218,636
1,585,420	AZL Van Kampen Mid Cap Growth Fund*	18,232,334
4,517,475	PIMCO PVIT CommodityRealReturn Strategy Portfolio	36,320,502
657,617	PIMCO PVIT Emerging Markets Bond Portfolio	8,555,603
1,786,126	PIMCO PVIT Global Bond Portfolio (Unhedged)	22,826,690
2,499,916	PIMCO PVIT High Yield Portfolio	18,799,372
990,743	PIMCO PVIT Real Return Portfolio	12,453,646
6,909,229	PIMCO PVIT Total Return Portfolio	76,277,887

Total Affiliated Investment Companies (Cost $739,243,671)		849,677,050

Total Investment Securities (Cost $739,243,671)(a)—100.0%		849,677,050
Net other assets (liabilities) — 0.0%		317,261

Net Assets — 100.0%		$849,994,311

Percentages indicated are based on net assets as of March 31, 2010.

*	Non-income producing security.

(a)	Cost for federal income tax purposes is $807,343,153. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$130,475,494
Unrealized depreciation	(88,141,597)

Net unrealized appreciation	$42,333,897

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
AZL Fusion Moderate Fund
Schedule of Portfolio Investments
March 31, 2010
(Unaudited)

		Fair
Shares		Value
Affiliated Investment Companies (99.9%):
2,520,355	AZL AIM International Equity Fund	$34,780,900
5,485,177	AZL BlackRock Capital Appreciation Fund	66,754,609
2,763,485	AZL Columbia Mid Cap Value Fund	19,648,378
1,935,162	AZL Columbia Small Cap Value Fund	18,209,877
6,547,258	AZL Davis NY Venture Fund	72,085,312
7,936,928	AZL Eaton Vance Large Cap Value Fund	63,574,793
2,644,504	AZL International Index Fund*	35,542,140
7,852,915	AZL JPMorgan U.S. Equity Fund	69,655,354
2,708,805	AZL MFS Investors Trust Fund	36,297,990
1,150,485	AZL Mid Cap Index Fund*	16,405,917
2,533,048	AZL NFJ International Value Fund*	34,753,423
757,327	AZL OCC Opportunity Fund*	9,103,068
12,883,708	AZL S&P 500 Index Fund, Class 2	104,229,199
4,527,851	AZL Schroder Emerging Markets Equity Fund, Class 2	35,815,304
1,736,346	AZL Small Cap Stock Index Fund*	14,949,941
5,275,437	AZL Strategic Investments Trust*	17,672,715
1,110,090	AZL Turner Quantitative Small Cap Growth Fund*	9,224,850
4,265,642	AZL Van Kampen Global Real Estate Fund	33,741,229
1,674,968	AZL Van Kampen Mid Cap Growth Fund*	19,262,130
4,805,612	PIMCO PVIT CommodityRealReturn Strategy Portfolio	38,637,119
1,601,401	PIMCO PVIT Emerging Markets Bond Portfolio	20,834,222
4,575,090	PIMCO PVIT Global Bond Portfolio (Unhedged)	58,469,651
6,290,247	PIMCO PVIT High Yield Portfolio	47,302,660
2,525,306	PIMCO PVIT Real Return Portfolio	31,743,095
16,940,027	PIMCO PVIT Total Return Portfolio	187,017,897

Total Affiliated Investment Companies (Cost $953,692,211)		1,095,711,773

Investment Companies (0.1%):

1,053,667	Dreyfus Treasury Prime Cash Management, 0.00%(a)	1,053,667

Total Investment Companies (Cost $1,053,667)		1,053,667

Total Investment Securities (Cost $954,745,878)(b)—100.0%		1,096,765,440
Net other assets (liabilities) — 0.0%		(433,356)

Net Assets — 100.0%		$1,096,332,084

Percentages indicated are based on net assets as of March 31, 2010.

*	Non-income producing security.

(a)	The rate represents the effective yield at March 31, 2010.

(b)	Cost for federal income tax purposes is $1,010,197,677. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$155,858,147
Unrealized depreciation	(69,290,384)

Net unrealized appreciation	$86,567,763

See Notes to Schedule of Portfolio Investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
NOTES TO THE SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2010 (Unaudited)
1. Organization
The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of seven separate investment portfolios, the AZL Allianz Global Investors Select Fund, the AZL Balanced Index Strategy Fund, the AZL Fusion Balanced Fund, the AZL Fusion Conservative Fund, the AZL Fusion Growth Fund, the AZL Fusion Moderate Fund, and the AZL Moderate Index Strategy Fund (collectively, the “Funds”), each of which is a series of the Trust.
The Funds are “fund of funds,” which means that the Funds invest in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. Periodically, the Funds will adjust its asset allocation as it seeks to achieve its investment objective.
The Trust is authorized to issue an unlimited number of shares of the Funds without par value. Shares of the Funds are available through the variable annuity contracts offered through the separate accounts of participating insurance companies.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments (“Schedules”). The policies conform with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules requires management to make certain estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.
Security Valuation
The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
Investments in other investment companies are valued at their published net asset value. Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (generally 4:00 pm EST). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. Investments in open-ended investment companies are valued at their respective net asset value as reported by such companies.
Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value.
Investment Transactions and Investment Income
Investment transactions are recorded no later than one business day following the trade date. For financial reporting purposes, securities transactions are recorded on trade date of the last business day of the reporting period.
3. Investment Valuation Summary
The valuation techniques employed by the Funds, as described in Note 2 above, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the valuation inputs used as of March 31, 2010 in valuing the Funds’ investments based upon three levels defined above:
AZL Allianz Global Investors Select Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$10,148,914	$—	$10,148,914
Investment Company	80,519	—	80,519

Total Investment Securities	$10,229,433	$—	$10,229,433

AZL Balanced Index Strategy Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$149,517,003	$—	$149,517,003

Total Investment Securities	$149,517,003	$—	$149,517,003

AZL Fusion Balanced Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$624,931,774	$8,928,791	(1)	$633,860,565
Investment Companies	1,706,176	—		1,706,176

Total Investment Securities	$626,637,950	$8,928,791		$635,566,741

AZL Fusion Conservative Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$22,480,429	$—	$22,480,429

Total Investment Securities	$22,480,429	$—	$22,480,429

AZL Fusion Growth Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$833,116,562	$16,560,488	(1)	$849,677,050

Total Investment Securities	$833,116,562	$16,560,488		$849,677,050

AZL Fusion Moderate Fund

	Level 1	Level 2		Total
Investment Securities:
Affiliated Investment Companies	$1,078,039,058	$17,672,715	(1)	$1,095,711,773
Investment Companies	1,053,667	—		1,053,667

Total Investment Securities	$1,079,092,725	$17,672,715		$1,096,765,440

AZL Moderate Index Strategy Fund

	Level 1	Level 2	Total
Investment Securities:
Affiliated Investment Companies	$194,164,715	$—	$194,164,715
Investment Companies	1,299,160	—	1,299,160

Total Investment Securities	$195,463,875	$—	$195,463,875

(1)	Represents the holding of the AZL Strategic Investments Trust which is under Affiliated Investment Companies.
The Trust recognizes significant transfers between Level 1 and Level 2 at the reporting period end. There were no significant transfers between Level 1 and Level 2 as of March 31, 2010 from the valuation input levels used on December 31, 2009.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)*	/s/ Jeffrey Kletti

Jeffrey Kletti, President
Date May 20, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey Kletti

Jeffrey Kletti, President
Date May 20, 2010

By (Signature and Title)*	/s/ Ty Edwards

Ty Edwards, Treasurer
Date May 20, 2010

*	Print the name and title of each signing officer under his or her signature.